Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2021	93,527	-	93,527
Initial consolidation	16,974	148,023	164,997
Translation differences	(6,977)	105	(6,872)

Balance as of December 31, 2021	103,524	148,128	251,652

Initial consolidation	41,437	-	41,437
Others	(247)	-	(247)
Translation differences	(6,447)	-	(6,447)

Balance as of December 31, 2022	138,267	148,128	286,395

Amortization:
Balance as of January 1, 2021	2,953	-	2,953
Amortization (1)	1,483	-	1,483
Translation differences	157	-	157

Balance as of December 31, 2021	4,593	-	4,593

Amortization	2,141	-	2,141
Translation differences	(56)	-	(56)

Balance as of December 31, 2022	6,678	-	6,678

Depreciated cost as of December 31, 2021	98,931	148,128	247,059
Depreciated cost as of December 31, 2022	131,589	148,128	279,717

(1)	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income

Disclosure of detailed information about the aggregate carrying amounts of goodwill [text block]
	As of December 31
	2022	2021
	USD thousands	USD thousands
Goodwill allocated to Clenera	148,128	148,128
	148,128	148,128